Business Combinations and Divestitures (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	11 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended
	Nov. 19, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 19, 2012 Dollar Thrifty Automotive Group Inc	Nov. 19, 2012 Dollar Thrifty Automotive Group Inc	Mar. 31, 2013 Series of Individually Immaterial Business Acquisitions location	Dec. 31, 2012 Series of Individually Immaterial Business Acquisitions location	Mar. 31, 2013 Dollar Thrifty Automotive Group Inc	Dec. 12, 2012 Dollar Thrifty Automotive Group Inc	Nov. 19, 2012 Initial Airport Locations Advantage location
Acquisition
Per share price						$ 87.50	$ 87.50
Recognized identifiable assets acquired, goodwill and liabilities assumed, net						$ 2,592,000,000	$ 2,592,000,000
Gross cash acquisition payments	2,551,000,000					2,551,000,000
Recognized identifiable assets acquired and liabilities assumed, cash and cash equivalents						404,000,000	404,000,000
Fair value of equity interest in acquiree						41,000,000	41,000,000
Proceeds from issuance of debt							1,950,000,000
Business Acquisition, Pro Forma Information [Abstract]
Pro Forma Revenue		2,257,400,000	10,193,300,000	9,920,300,000	7,904,300,000
Pro Forma Loss		(33,000,000)	441,800,000	235,100,000	(48,600,000)
Other Acquisitions [Abstract]
Number of Businesses Acquired								5	19
Discontinued Operations and Disposal Groups [Abstract]
Number of locations secured for buyer												13
Estimate of possible loss										$ 22,600,000	$ 24,100,000